RANSON & ASSOCIATES, INC.
                     120 SOUTH MARKET, SUITE 450
                        WICHITA, KANSAS  67202


                                                February 5, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

Re:  The Kansas Tax-Exempt Trust Series 79
     (File No. 333-00313) (CIK No. 927158)

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which as the most recent amendment to the registration statement was filed electronically with the Commission on January 23, 1996.


                                                Very truly yours,


                                                RANSON & ASSOCIATES, INC.